OTHER LONG-TERM ASSETS - Summary (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Long-term contract assets (Note 6)	$ 608	$ 457
Employee post-retirement benefits (Note 27)	758	518
Deferred income tax assets (Note 19)	428	1,319
Fair value of derivative contracts (Note 28)	122	155
Capital projects in development	164	234
Other	330	198
Total other assets	$ 2,410	$ 2,881